Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Financial Information

NOTE 19 —CONDENSED CONSOLIDATING FINANCIAL INFORMATION

As of December 31, 2017, all of the Company’s principal debt arrangements are guaranteed by each of its material domestic subsidiaries, other than MGP and the Operating Partnership, MGM Grand Detroit, LLC, MGM National Harbor, LLC and Blue Tarp reDevelopment, LLC (the company that will own and operate the Company’s casino in Springfield, Massachusetts), and each of their respective subsidiaries. The Company’s international subsidiaries, including MGM China and its subsidiaries, are not guarantors of such indebtedness. Separate condensed financial statement information for the subsidiary guarantors and non-guarantors as of December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015, are presented below. Within the Condensed Consolidating Statements of Cash Flows, the Company has presented net changes in intercompany accounts as investing activities if the applicable entities have a net asset in intercompany accounts and as a financing activity if the applicable entities have a net intercompany liability balance.

Certain of the Company’s subsidiaries collectively own 73.4% of the Operating Partnership units as of December 31, 2017, and each subsidiary accounts for its respective investment under the equity method within the condensed consolidating financial information presented below. For these subsidiaries, such investment constitutes continuing involvement, and accordingly, the contribution and leaseback of the real estate assets do not qualify for sale-leaseback accounting. The real estate assets that were contributed to and owned by the Operating Partnership in connection with the IPO, along with the related transactions, are reflected in the balance sheets of the MGM subsidiaries that contributed such assets. In addition, such subsidiaries recognized finance liabilities within “Other long-term obligations” related to rent payments due under the master lease and recognized the related interest expense component of such payments. These real estate assets are also reflected on the balance sheet of the MGP subsidiary that received such assets in connection with the contribution. The condensed consolidating financial information presented below therefore includes the accounting for such activity within the respective columns presented and in the elimination column. For all periods prior to the commencement of the master lease arrangement, the condensed consolidating financial information set forth herein has been retrospectively adjusted to conform prior periods to the current presentation, as the transactions occurred between entities, which are considered businesses under common control. Accordingly, the real estate assets and associated operations in all periods prior to the IPO date were reclassified to conform to the current organizational structure, and are reflected in the MGP subsidiary that currently has legal title to such assets.

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2017
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Current assets	$78,909	$1,015,802	$266,627	$1,022,340	$(7,323)	$2,376,355
Property and equipment, net	—	13,521,221	10,021,938	6,125,722	(10,033,422)	19,635,459
Investments in subsidiaries	21,040,147	3,304,768	—	—	(24,344,915)	—
Investments in the MGP Operating Partnership	—	3,549,063	—	862,037	(4,411,100)	—
Investments in and advances to unconsolidated affiliates	—	1,002,903	—	5,394	25,000	1,033,297
Intercompany accounts	—	5,998,499	—	—	(5,998,499)	—
Other non-current assets	49,142	913,602	62,555	5,134,220	(44,588)	6,114,931
	$21,168,198	$29,305,858	$10,351,120	$13,149,713	$(44,814,847)	$29,160,042
Current liabilities	$153,159	$1,445,031	$144,537	$1,609,110	$(213,540)	$3,138,297
Intercompany accounts	5,783,578	—	962	213,959	(5,998,499)	—
Deferred income taxes, net	934,966	—	28,544	360,409	(28,544)	1,295,375
Long-term debt, net	6,682,574	2,835	3,934,628	2,131,015	—	12,751,052
Other long-term obligations	36,860	7,268,664	174,710	2,305,353	(9,501,171)	284,416
Total liabilities	13,591,137	8,716,530	4,283,381	6,619,846	(15,741,754)	17,469,140
Redeemable noncontrolling interests	—	—	—	79,778	—	79,778
MGM Resorts International stockholders' equity	7,577,061	20,589,328	4,443,089	4,040,676	(29,073,093)	7,577,061
Noncontrolling interests	—	—	1,624,650	2,409,413	—	4,034,063
Total stockholders' equity	7,577,061	20,589,328	6,067,739	6,450,089	(29,073,093)	11,611,124
	$21,168,198	$29,305,858	$10,351,120	$13,149,713	$(44,814,847)	$29,160,042

	December 31, 2016
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Current assets	$103,934	$983,901	$368,622	$783,920	$(8,594)	$2,231,783
Property and equipment, net	—	13,599,127	9,079,678	4,837,868	(9,091,650)	18,425,023
Investments in subsidiaries	18,865,905	3,325,952	—	—	(22,191,857)	—
Investments in the MGP Operating Partnership	—	3,553,840	—	636,268	(4,190,108)	—
Investments in and advances to unconsolidated affiliates	—	1,188,493	—	5,853	25,000	1,219,346
Intercompany accounts	—	4,809,802	—	—	(4,809,802)	—
Other non-current assets	50,741	934,836	58,440	5,302,132	(47,901)	6,298,248
	$19,020,580	$28,395,951	$9,506,740	$11,566,041	$(40,314,912)	$28,174,400
Current liabilities	$184,281	$1,344,605	$139,099	$837,844	$(169,226)	$2,336,603
Intercompany accounts	3,406,699	—	166	1,402,937	(4,809,802)	—
Deferred income taxes, net	2,188,081	—	25,368	348,419	(25,368)	2,536,500
Long-term debt, net	7,019,745	2,835	3,613,567	2,343,073	—	12,979,220
Other long-term obligations	28,949	7,360,887	120,279	1,051,754	(8,235,888)	325,981
Total liabilities	12,827,755	8,708,327	3,898,479	5,984,027	(13,240,284)	18,178,304
Redeemable noncontrolling interests	—	—	—	54,139	—	54,139
MGM Resorts International stockholders' equity	6,192,825	19,687,624	4,274,444	3,112,560	(27,074,628)	6,192,825
Noncontrolling interests	—	—	1,333,817	2,415,315	—	3,749,132
Total stockholders' equity	6,192,825	19,687,624	5,608,261	5,527,875	(27,074,628)	9,941,957
	$19,020,580	$28,395,951	$9,506,740	$11,566,041	$(40,314,912)	$28,174,400

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2017
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$7,649,990	$765,695	$3,151,304	$(769,510)	$10,797,479
Equity in subsidiaries' earnings	1,391,725	156,081	—	—	(1,547,806)	—
Expenses
Casino and hotel operations	10,784	4,262,212	—	1,923,942	(3,816)	6,193,122
General and administrative	8,742	1,180,989	84,348	369,844	(84,348)	1,559,575
Corporate expense	127,092	200,801	34,085	(515)	(4,591)	356,872
NV Energy exit expense	—	(40,629)	—	—	—	(40,629)
Preopening and start-up expenses	—	8,258	—	110,217	—	118,475
Property transactions, net	—	43,985	34,022	6,294	(34,022)	50,279
Depreciation and amortization	—	649,676	260,455	343,804	(260,455)	993,480
	146,618	6,305,292	412,910	2,753,586	(387,232)	9,231,174
Income (loss) from unconsolidated affiliates	—	147,234	—	(1,012)	—	146,222
Operating income	1,245,107	1,648,013	352,785	396,706	(1,930,084)	1,712,527
Interest expense, net of amounts capitalized	(466,907)	(982)	(184,175)	(16,681)	—	(668,745)
Other, net	26,215	(402,602)	2,286	(142,997)	434,106	(82,992)
Income before income taxes	804,415	1,244,429	170,896	237,028	(1,495,978)	960,790
Benefit (provision) for income taxes	1,147,637	—	(4,906)	(15,337)	—	1,127,394
Net income	1,952,052	1,244,429	165,990	221,691	(1,495,978)	2,088,184
Less: Net income attributable to noncontrolling interests	—	—	(41,775)	(94,357)	—	(136,132)
Net income attributable to MGM Resorts International	$1,952,052	$1,244,429	$124,215	$127,334	$(1,495,978)	$1,952,052
Net income	$1,952,052	$1,244,429	$165,990	$221,691	$(1,495,978)	$2,088,184
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(23,995)	(23,995)	—	(43,188)	47,990	(43,188)
Unrealized gain on cash flow hedges	5,234	—	9,782	—	(7,021)	7,995
Other comprehensive income (loss)	(18,761)	(23,995)	9,782	(43,188)	40,969	(35,193)
Comprehensive income	1,933,291	1,220,434	175,772	178,503	(1,455,009)	2,052,991
Less: Comprehensive income attributable to noncontrolling interests	—	—	(44,536)	(75,164)	—	(119,700)
Comprehensive income attributable to MGM Resorts International	$1,933,291	$1,220,434	$131,236	$103,339	$(1,455,009)	$1,933,291

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2017
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(584,252)	$1,152,083	$482,578	$1,156,002	$—	$2,206,411
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(482,024)	(488)	(1,381,570)	—	(1,864,082)
Dispositions of property and equipment	—	502	—	216	—	718
Acquisition of National Harbor, net of cash acquired	—	—	(462,500)	—	462,500	—
Investments in and advances to unconsolidated affiliates	—	(16,727)	—	—	—	(16,727)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	301,211	—	—	—	301,211
Intercompany accounts	462,500	(1,186,942)	—	—	724,442	—
Other	—	(1,754)	—	42	—	(1,712)
Net cash provided by (used in) investing activities	462,500	(1,385,734)	(462,988)	(1,381,312)	1,186,942	(1,580,592)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities - maturities of 90 days or less	122,500	—	(466,875)	359,376	—	15,001
Issuance of long-term debt	—	—	350,000	—	—	350,000
Retirement of senior notes	(502,669)	—	—	—	—	(502,669)
Debt issuance costs	—	—	(5,598)	(4,379)	—	(9,977)
Issuance of MGM Growth Properties Class A shares in public offering	—	—	404,685	—	—	404,685
MGM Growth Properties Class A share issuance costs	—	—	(17,137)	—	—	(17,137)
Dividends paid to common shareholders	(252,014)	—	—	—	—	(252,014)
MGP dividends paid to consolidated subsidiaries	—	—	(290,091)	—	290,091	—
Distributions to noncontrolling interest owners	—	—	(95,344)	(75,058)	—	(170,402)
Intercompany accounts	1,042,111	248,626	—	186,296	(1,477,033)	—
Purchases of common stock	(327,500)	—	—	—	—	(327,500)
Other	(33,801)	(11,644)	—	(13,320)	—	(58,765)
Net cash provided by (used in) financing activities	48,627	236,982	(120,360)	452,915	(1,186,942)	(568,778)
Effect of exchange rate on cash	—	—	—	(3,627)	—	(3,627)
Cash and cash equivalents
Net increase (decrease) for the period	(73,125)	3,331	(100,770)	223,978	—	53,414
Balance, beginning of period	99,995	307,713	360,492	678,381	—	1,446,581
Balance, end of period	$26,870	$311,044	$259,722	$902,359	$—	$1,499,995

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2016
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$7,050,893	$467,548	$2,430,795	$(470,967)	$9,478,269
Equity in subsidiaries' earnings	1,779,119	174,587	—	—	(1,953,706)	—
Expenses
Casino and hotel operations	9,063	4,027,602	—	1,487,975	(3,419)	5,521,221
General and administrative	6,834	1,137,027	68,063	214,839	(48,229)	1,378,534
Corporate expense	131,938	160,887	20,360	(194)	(286)	312,705
NV Energy exit expense	—	139,335	—	—	—	139,335
Preopening and start-up expenses	—	8,775	—	131,300	—	140,075
Property transactions, net	—	16,449	4,684	(246)	(3,809)	17,078
Gain on Borgata transaction	—	(430,118)	—	—	—	(430,118)
Depreciation and amortization	—	524,123	220,667	261,730	(156,993)	849,527
	147,835	5,584,080	313,774	2,095,404	(212,736)	7,928,357
Income (loss) from unconsolidated affiliates	—	528,605	—	(318)	—	528,287
Operating income	1,631,284	2,170,005	153,774	335,073	(2,211,937)	2,078,199
Interest expense, net of amounts capitalized	(562,536)	(1,500)	(115,438)	(15,299)	—	(694,773)
Other, net	(7,864)	(324,141)	(726)	(93,145)	300,039	(125,837)
Income before income taxes	1,060,884	1,844,364	37,610	226,629	(1,911,898)	1,257,589
Benefit (provision) for income taxes	39,524	(22,579)	(2,264)	(36,424)	—	(21,743)
Net income	1,100,408	1,821,785	35,346	190,205	(1,911,898)	1,235,846
Less: Net income attributable to noncontrolling interests	—	—	(29,938)	(105,500)	—	(135,438)
Net income attributable to MGM Resorts International	$1,100,408	$1,821,785	$5,408	$84,705	$(1,911,898)	$1,100,408
Net income	$1,100,408	$1,821,785	$35,346	$190,205	$(1,911,898)	$1,235,846
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(1,477)	(1,477)	—	(2,680)	2,954	(2,680)
Unrealized gain on cash flow hedges	1,434	—	1,879	—	(1,434)	1,879
Other comprehensive income (loss)	(43)	(1,477)	1,879	(2,680)	1,520	(801)
Comprehensive income	1,100,365	1,820,308	37,225	187,525	(1,910,378)	1,235,045
Less: Comprehensive income attributable to noncontrolling interests	—	—	(30,383)	(104,297)	—	(134,680)
Comprehensive income attributable to MGM Resorts International	$1,100,365	$1,820,308	$6,842	$83,228	$(1,910,378)	$1,100,365

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2016
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(603,136)	$1,313,595	$297,781	$525,732	$—	$1,533,972
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(290,455)	(138,987)	(1,833,031)	—	(2,262,473)
Dispositions of property and equipment	—	1,940	—	2,004	—	3,944
Proceeds from partial disposition of investment in unconsolidated affiliate	—	15,000	—	—	—	15,000
Acquisition of Borgata, net of cash acquired	—	(559,443)	—	—	—	(559,443)
Investments in and advances to unconsolidated affiliates	—	(3,633)	—	—	—	(3,633)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	542,097	—	—	—	542,097
Intercompany accounts	—	(1,562,442)	—	—	1,562,442	—
Other	—	(7,651)	—	(4,045)	—	(11,696)
Net cash used in investing activities	—	(1,864,587)	(138,987)	(1,835,072)	1,562,442	(2,276,204)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities - maturities of 90 days or less	(2,016,000)	4,094,850	(2,411,600)	823,782	—	491,032
Borrowings under bank credit facilities - maturities longer than 90 days	1,845,375	—	—	—	—	1,845,375
Repayments under bank credit facilities - maturities longer than 90 days	(1,845,375)	—	—	—	—	(1,845,375)
Issuance of long-term debt	500,000	—	1,550,000	—	—	2,050,000
Retirement of senior notes	(2,255,392)	(2,661)	—	—	—	(2,258,053)
Repayment of Borgata credit facility	—	(583,598)	—	—	—	(583,598)
Debt issuance costs	(29,871)	—	(77,163)	(32,550)	—	(139,584)
Issuance of MGM Growth Properties Class A shares in public offering	—	—	1,207,500	—	—	1,207,500
MGM Growth Properties Class A share issuance costs	—	—	(75,032)	—	—	(75,032)
Acquisition of MGM China shares	(100,000)	—	—	—	—	(100,000)
MGP dividends paid to consolidated subsidiaries	—	—	(113,414)	—	113,414	—
Distributions to noncontrolling interest owners	—	—	(37,415)	(65,952)	—	(103,367)
Intercompany accounts	4,082,303	(2,954,054)	158,822	388,785	(1,675,856)	—
Proceeds from issuance of redeemable noncontrolling interests	—	—	—	47,325	—	47,325
Other	(16,765)	—	—	(36)	—	(16,801)
Net cash provided by financing activities	164,275	554,537	201,698	1,161,354	(1,562,442)	519,422
Effect of exchange rate on cash	—	—	—	(921)	—	(921)
Cash and cash equivalents
Net increase (decrease) for the period	(438,861)	3,545	360,492	(148,907)	—	(223,731)
Balance, beginning of period	538,856	304,168	—	827,288	—	1,670,312
Balance, end of period	$99,995	$307,713	$360,492	$678,381	$—	$1,446,581

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2015
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$6,560,919	$—	$2,621,568	$(2,897)	$9,179,590
Equity in subsidiaries' earnings	379,468	(566,332)	—	—	186,864	—
Expenses
Casino and hotel operations	6,717	3,936,461	—	1,671,756	(2,897)	5,612,037
General and administrative	4,959	1,038,062	58,473	207,619	—	1,309,113
Corporate expense	120,615	154,353	—	(488)	—	274,480
Preopening and start-up expenses	—	4,973	—	66,354	—	71,327
Property transactions, net	—	24,688	6,665	1,472,589	—	1,503,942
Depreciation and amortization	—	348,159	196,816	274,908	—	819,883
	132,291	5,506,696	261,954	3,692,738	(2,897)	9,590,782
Income (loss) from unconsolidated affiliates	—	259,473	—	(1,119)	—	258,354
Operating income (loss)	247,177	747,364	(261,954)	(1,072,289)	186,864	(152,838)
Interest expense, net of amounts capitalized	(762,529)	(1,057)	—	(33,993)	—	(797,579)
Other, net	49,497	(84,958)	—	(56,971)	—	(92,432)
Income (loss) before income taxes	(465,855)	661,349	(261,954)	(1,163,253)	186,864	(1,042,849)
Benefit (provision) for income taxes	20,340	(7,125)	—	(7,810)	—	5,405
Net income (loss)	(445,515)	654,224	(261,954)	(1,171,063)	186,864	(1,037,444)
Less: Net loss attributable to noncontrolling interests	—	—	—	591,929	—	591,929
Net income (loss) attributable to MGM Resorts International	$(445,515)	$654,224	$(261,954)	$(579,134)	$186,864	$(445,515)
Net income (loss)	$(445,515)	$654,224	$(261,954)	$(1,171,063)	$186,864	$(1,037,444)
Other comprehensive income, net of tax:
Foreign currency translation adjustment	1,703	1,703	—	3,727	(3,406)	3,727
Other	(672)	(672)	—	—	672	(672)
Other comprehensive income	1,031	1,031	—	3,727	(2,734)	3,055
Comprehensive income (loss)	(444,484)	655,255	(261,954)	(1,167,336)	184,130	(1,034,389)
Less: Comprehensive loss attributable to noncontrolling interests	—	—	—	589,905	—	589,905
Comprehensive income (loss) attributable to MGM Resorts International	$(444,484)	$655,255	$(261,954)	$(577,431)	$184,130	$(444,484)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2015
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(776,996)	$1,375,766	$(58,473)	$464,782	$—	$1,005,079
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(353,245)	(129,308)	(984,266)	—	(1,466,819)
Dispositions of property and equipment	—	7,901	—	131	—	8,032
Proceeds from sale of business units and investment in unconsolidated affiliate	—	92,207	—	—	—	92,207
Investments in and advances to unconsolidated affiliates	(141,390)	(54,672)	—	—	—	(196,062)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	201,612	—	—	—	201,612
Investments in cash deposits - maturities longer than 90 days	(200,205)	—	—	—	—	(200,205)
Proceeds from cash deposits - maturities longer than 90 days	770,205	—	—	—	—	770,205
Intercompany accounts	—	(1,059,181)	—	—	1,059,181	—
Other	—	(7,516)	—	3,488	—	(4,028)
Net cash provided by (used in) investing activities	428,610	(1,172,894)	(129,308)	(980,647)	1,059,181	(795,058)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities - maturities of 90 days or less	(28,000)	—	—	1,005,275	—	977,275
Borrowings under bank credit facilities - maturities longer than 90 days	3,768,750	—	—	1,350,000	—	5,118,750
Repayments under bank credit facilities - maturities longer than 90 days	(3,768,750)	—	—	(1,350,000)	—	(5,118,750)
Retirement of senior notes	(875,504)	—	—	—	—	(875,504)
Debt issuance costs	—	—	—	(46,170)	—	(46,170)
Intercompany accounts	1,003,750	(158,021)	187,781	25,671	(1,059,181)	—
Distributions to noncontrolling interest owners	—	—	—	(307,227)	—	(307,227)
Proceeds from issuance of redeemable noncontrolling interests	—	—	—	6,250	—	6,250
Other	(12,512)	—	—	9	—	(12,503)
Net cash provided by (used in) financing activities	87,734	(158,021)	187,781	683,808	(1,059,181)	(257,879)
Effect of exchange rate on cash	—	—	—	793	—	793
Cash and cash equivalents						—
Net increase (decrease) for the period	(260,652)	44,851	—	168,736	—	(47,065)
Change in cash related to assets held for sale	—	3,662	—	—	—	3,662
Balance, beginning of period	799,508	255,655	—	658,552	—	1,713,715
Balance, end of period	$538,856	$304,168	$—	$827,288	$—	$1,670,312

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